Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As disclosed on the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on June 5, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Cyclo to purchase the Shares and the Warrant. The obligations of the Company and Cyclo to consummate the closing of the Purchase Agreement were subject to, in addition to other conditions, Cyclo obtaining the approval of its stockholders to the consummation of the transactions contemplated by the Purchase Agreement in accordance with Listing Rule 5635 of The Nasdaq Stock Market, Inc. Such stockholder approval was obtained on July 31, 2023.
Document Period End Date	Jun. 01, 2023
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false